U.S. Bancorp Fund Services, LLC
2020 East Financial Way, Suite 100
Glendora, CA 91741

January 29, 2010

VIA EDGAR TRANSMISSION

Dominic Minore
United States Securities and Exchange Commission
Division of Investment Management
100 F. Street N.E.
Washington D.C.  20549

Re:	Professionally Managed Portfolios (the “Trust”)
File Nos.: 33-12213 and 811-05037
on behalf of the TCM Growth Funds (the “Funds”)

Dear Mr. Minore:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) in response to your January 19, 2010 comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC, regarding the Trust’s Post-Effective Amendment (“PEA”) No. 362 to its registration statement.  PEA No. 362 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on November 24, 2009, and is designated to become effective on January 29, 2010.  The purpose of PEA No. 362 was to conform the Funds’ Prospectus to the Summary Prospectus Rule as set forth in 17 CFR Parts 230, 232, 239, and 274.  The Trust is filing this PEA No. 367 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

*     *     *     *     *     *

The Trust’s responses to your comments are as follows:

Prospectus (Summary Sections)

1.
In the Fees and Expenses tables in each Fund’s Summary Section, please revise the last two line items regarding any expense reductions or waivers to align with Item 3 of Form N-1A.  Additionally if there are no waivers or reimbursements to the Fund, please delete the last two line items from the Fee Table in their entirety.

The Trust responds by making the changes as suggested.

2.
In the second sentence of the footnote to the Fees and Expenses tables in each Fund’s Summary Section, please delete the phrase “shown in the Example below” and replace with the phrase “from the date of this Prospectus.”  Also, state who may terminate the expense agreement and under what circumstances.

The Trust responds by making the changes as suggested and has indicated that the Agreement may be terminated at any time by the Board of Trustees upon 60 days notice to the Advisor, or by the Advisor with the consent of the Board.

3.	In the “Example” in each Fund’s Summary Section, please add the phrase “after 1 year” to the parenthetical phrase “(taking into account the contractual expense limitation).”

The Trust responds by making the changes as suggested.

4.
Regarding the portfolio turnover rate for the Small Cap Growth Fund, indicate how a high portfolio turnover rate for the Fund is consistent with the Fund’s investment objective of long-term capital appreciation.

The Trust responds supplementally by stating that the Fund’s portfolio turnover rate is not considered high given its small cap investment strategy.  The Fund’s turnover rate has ranged from 109% to 135% over the fiscal year periods 2005-2009, which is consistent with average rate for the funds in the Morningstar universe that have the same investment strategy and objective (small cap growth fund seeking long term capital appreciation).  The investment strategy of the Fund is to purchase securities that the advisor believes will meet certain price targets over the next 2 years, at a minimum.  That strategy seeks to meet the Fund’s objective that shareholders achieve an appreciation on their invested capital over the long term.  This asset class, however, is relatively volatile in terms of changes in fundamentals and valuation, which is why small cap growth funds have higher than average turnover rates.  With respect to the Fund, a significant portion of the portfolio turnover amount is attributable to trading in existing positions based on valuation or other reasons (e.g., conviction level on fundamentals).  Trading activity may result in higher costs and capital gains distributions and those potential costs and tax considerations are disclosed in the prospectus.  Although the Fund attempts to minimize the distribution of capital gains, the Trust notes as supplemental information that over 98% of the Fund’s assets are held by shareholders that are not subject to taxation on distributions.  The Fund is closed to new investors.  We respectively submit that the current disclosure is appropriate and adequate.

5.
In the “Principal Investment Strategies” sections in each Fund’s Summary Section, please confirm whether each Fund’s ability to invest in foreign securities includes securities located in emerging markets, and if so, indicate up to what percentage of each Fund’s net assets is allowed to be invested in such securities.

The Trust responds by confirming that the Fund does not invest in emerging markets.

6.
In the “Principal Risks” sections in each Fund’s Summary Section, please revise the last bullet point to state: “Securities of small-cap companies are generally more volatile and less liquid than the securities of large-cap companies.”

The Trust responds by making the changes as suggested.

7.
In the “Performance” paragraph in each Fund’s Summary Section, please remove the sentence “Unlike the Fund’s returns, the index returns do not reflect any deductions for fees, expenses or taxes” and add a parenthetical statement reflecting this information in the Average Annual Total Returns tables.

The Trust responds by making the changes as suggested.

8.	In the Average Annual Total Returns table for the Small Cap Growth Fund found on page 4, please add a column for 5-Year return information.

The Trust responds by making the change as suggested.

9.
In the “Purchase and Sale of Fund Shares” paragraph in each Fund’s Summary Section, please combine the first and second sentences to condense the paragraph.  Also, please delete the phrase “although we may reduce or waive the minimums in some cases” from the last sentence of the paragraph.

The Trust responds by making the changes as suggested.

10.	Please explain supplementally why the Summary Sections for each Fund do not contain a section regarding payments to broker-dealers and other financial intermediaries.

The Trust responds by confirming that neither the Funds nor the Adviser or any related companies makes payments to broker-dealers or other financial intermediaries for the sale of Fund shares.  For that reason, the Trust opted to omit the language suggested by Item 8 of Form N-1A.

Prospectus (Principal Investment Strategies)

11.	On page 11 of the Prospectus under the “Principal Investment Strategies” section, please consider adding a summary of the four bulleted paragraphs to each Fund’s Summary Section.

The Trust responds by retaining the disclosure as presented.  The Trust believes that the present disclosure meets the requirements of Form N-1A in that a summary of each Fund’s principal investment strategies are provided in each Fund’s Summary Section and then an expanded, more elaborate, discussion of the Funds’ principal investment strategies is provided pursuant to Item 9 of Form N-1A.

Prospectus (Shareholder Information)

12.
On page 20 of the Prospectus in the “How to Purchase Shares” section under the subheading “Through a Financial Intermediary,” please delete the statement “and accepted by the Fund” in the second sentence of the paragraph.

The Trust responds by making the change as suggested.

13.
On page 22 of the Prospectus in the “How to Redeem Shares” section under the subheading “Through a Financial Intermediary,” please add the phrase “after receipt by the financial intermediary” to the second to last sentence of the paragraph.

The Trust responds by making the change as suggested.

14.
On page 23 of the Prospectus in the “How to Redeem Shares” section under the subheading “Timing of Redemption Requests,” please clarify after the first sentence that the proceeds will be sent once a check has been cleared.

The Trust responds by inserting a sentence stating that once a shareholder check clears, redemption proceeds will be processed and sent to the shareholder.

Statement of Additional Information

15.	Please confirm whether the Funds are permitted to enter into reverse repurchase agreements.

The Trust responds by confirming that the Funds are not permitted to enter into reverse repurchase agreements.

*     *     *     *     *     *

I trust that the above responses and revisions adequately address your comments.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Elaine E. Richards
Elaine E. Richards, Esq.
Secretary of Professionally Managed Portfolios

cc:           Domenick Pugliese, Esq., Paul, Hastings Janofsky, & Walker LLP